Commitments and Contingencies (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies
Guarantee and indemnity letter		Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. (a consolidated subsidiary) of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2020.
Guarantee obligations		$ 12,000
Restricted cash				$ 2,900
Insurance claims receivable		11,761	$ 1,025
Other income, net		9,237	$ 2,725	$ 61
Other Income
Commitments and Contingencies
Gain from legal settlements	$ 1,157
Vale International S.A.
Commitments and Contingencies
Proceeds from legal settlements	21,500
Letter of credit
Commitments and Contingencies
Decrease In Restricted Cash	$ 2,900
Insurance Claims
Commitments and Contingencies
Other income, net		9,197
Fire incident | Uruguay
Commitments and Contingencies
Insurance claims receivable		$ 11,571